OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7:-      OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2014	2013

Employees and payroll accruals	$195	$207
Accrued expenses	748	1,903
Government (mainly tax provision)	3,580	2,344
Advance rent payments	313	483
Tenant security deposits	98	138
Other	57	56

Total	$4,991	$5,131